Classification of Financial Instruments - Classification of financial liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Categories of current financial liabilities [Abstract]
Borrowings	₩ 1,165,985	₩ 1,115,521
Debt securities	7,957,300	7,823,557
Derivative liabilities	71,267	3,251
Trade and other payables	5,999,521	5,585,411
Total current financial liabilities	15,194,073	14,527,740
Categories of non-current financial liabilities [Abstract]
Borrowings	2,434,624	1,773,891
Debt securities	43,189,483	42,926,236
Derivative liabilities	356,792	135,435
Trade and other payables	3,223,480	3,558,175
Total non-current financial liabilities	49,204,379	48,393,737
Total financial liabilities	64,398,452	62,921,477
Financial liabilities at fair value through profit or loss [Member]
Categories of current financial liabilities [Abstract]
Derivative liabilities	51,090	3,251
Total current financial liabilities	51,090	3,251
Categories of non-current financial liabilities [Abstract]
Derivative liabilities	99,839	18,278
Total non-current financial liabilities	99,839	18,278
Total financial liabilities	150,929	21,529
Financial liabilities recognized at amortized cost [Member]
Categories of current financial liabilities [Abstract]
Borrowings	1,165,985	1,115,521
Debt securities	7,957,300	7,823,557
Trade and other payables	5,999,521	5,585,411
Total current financial liabilities	15,122,806	14,524,489
Categories of non-current financial liabilities [Abstract]
Borrowings	2,434,624	1,773,891
Debt securities	43,189,483	42,926,236
Trade and other payables	3,223,480	3,558,175
Total non-current financial liabilities	48,847,587	48,258,302
Total financial liabilities	63,970,393	62,782,791
Derivative liabilities (using hedge accounting) [Member]
Categories of current financial liabilities [Abstract]
Derivative liabilities	20,177
Total current financial liabilities	20,177
Categories of non-current financial liabilities [Abstract]
Derivative liabilities	256,953	117,157
Total non-current financial liabilities	256,953	117,157
Total financial liabilities	₩ 277,130	₩ 117,157